Loss Before Income Tax (Tables)	6 Months Ended
Jun. 30, 2022
Profit (loss) [Abstract]
Summary of General and Administrative Expenses
a.	General and administrative expenses

	June 30,	June 30,
	2021	2022
General and administrative expenses	$6,893,836	$4,855,050

Summary of Research and Development Expenses
b.	Research and development expenses

	June 30,	June 30,
	2021	2022
Research and development expenses	$7,795,493	$19,339,045

Summary of Other Income

c.	Other income

	June 30,	June 30,
	2021	2022
ADS issuance contribution	$309,527	$—
Short-term investment valuation gain	—	30,191
Government grants for research and development expenditures	—	104,822
Government subsidies	21,392	21,736
Others	9,157	—

	$340,076	$156,749

Summary of Finance costs
d.	Finance costs

	For the six months ended June 30
	2021	2022
Interest on government loans	$223,536	$218,337
Interest on loans from shareholders and related parties	204,847	—
Interest on K2HV long term borrowing	—	1,732,687
Interest on lease liabilities	13,330	3,741
Other interest expenses	173,189	5,556

	$614,902	$1,960,321

Schedule of Depreciation and Amortization
e.	Depreciation and amortization

	For the six months ended June 30
	2021	2022
Right-of-use assets	$132,402	$132,402
Property, plant and equipment	8,919	8,090
Computer software	504	2,060

	$141,825	$142,552

Schedule of Employee Benefits Expense
f.	Employee benefits expense

	For the six months ended June 30
	2021	2022
Short-term benefits	$3,255,606	$4,900,660
Post-employment benefits (Note 11)	121,676	200,712
Share-based payments
Equity-settled	1,564,673	1,336,637
Cash-settled (Note 11)	765,201	(380,964)

Total employee benefits expense	$5,707,156	$6,057,045

Employee benefits expense by function
General and administrative expenses	$4,158,710	$2,997,087
Research and development expenses	1,548,446	3,059,958

	$5,707,156	$6,057,045